Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	December 31,
	2020	2019
Preferred shares	9,355,778	8,443,778
Common share purchase warrants	2,786,534	205,562
Restricted stock not yet vested or released	—	20,798
Options outstanding	101,175	2,600